Acquisition of Mason (Tables)	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements [Abstract]
Disclosure of detailed information about acquisition date fair value of the major classes of consideration
	USD	CAD equivalent
Cash	$20,126	$27,070
Transaction costs	671	902
Total cash consideration	20,797	27,972
Fair value of shares previously owned by the Group (10,854,170 shares)	3,228	4,342

Total consideration	$24,025	$32,314

Disclosure of detailed information about acquisition date of fair values of the major classes of asset and liabilities
Fair value
Cash	$1,747
Other assets	624
Mineral properties	21,654
Total assets acquired	$24,025